Pension and Postretirement Expense Level 4 (Details) - Weighted Average Allocations of Plan Assets	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	35.00%	40.00%
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	22.00%	19.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	52.00%	50.00%
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	75.00%	81.00%
Defined Benefit Plan, Target Plan Asset Allocations	79.00%
Cash and Cash Equivalents [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	13.00%	10.00%
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	3.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations	0.00%